As filed with the Securities and Exchange Commission on February 16, 2012   Registration Nos. 2-80348 and 811-03599

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 107	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/
Amendment No. 109	/X/
(Check appropriate box or boxes)

               THE ROYCE FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York  10151
(Address of principal executive offices)    (Zip Code)

(212) 508-4500
(Registrant's Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
745 Fifth Avenue, New York, New York  10151
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
/   / immediately upon filing pursuant to paragraph (b)
/ X / on March 1, 2012 pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / on (Date) pursuant to paragraph (a)(1)
/   / 75 days after filing pursuant to paragraph (a)(2)
/   / on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages: ___
Index to Exhibits is located on page:

EXPLANATORY NOTE

This Post-Effective Amendment No. 107 under the Securities Act of 1933 (the “1933 Act”) to the Registration Statement of The Royce Fund hereby incorporates by reference all of the information set forth in Post- Effective Amendment No. 106 under the 1933 Act which was filed on December 23, 2011. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 106 until March 1, 2012.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of February, 2012.

THE ROYCE FUND

By: /s/ Charles M. Royce Charles M. Royce, President

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles M. Royce Charles M. Royce	President and Trustee	2/16/2012
/s/ John D. Diederich John D. Diederich	Vice President and Treasurer	2/16/2012
/s/ Mark R. Fetting Mark R. Fetting	Trustee	2/16/2012
/s/ Patricia W. Chadwick Patricia W. Chadwick	Trustee	2/16/2012
/s/ Richard M. Galkin Richard M. Galkin	Trustee	2/16/2012
/s/ Stephen L. Isaacs Stephen L. Isaacs	Trustee	2/16/2012
/s/ Arthur S. Mehlman Arthur S. Mehlman	Trustee	2/16/2012
/s/ David L. Meister David L. Meister	Trustee	2/16/2012
/s/ G. Peter O'Brien G. Peter O'Brien	Trustee	2/16/2012

NOTICE

                   A copy of the Trust Instrument of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.